Note 11 - Nonrecourse Debt (Detail) (USD $)	Dec. 31, 2011
Maintenance and Repair Reserve [Member] | Woodstock Hills Wind Farm [Member]
Restricted Cash and Investments	$ 93,750
Maintenance and Repair Reserve [Member] | Valley View Wind Farm [Member]
Restricted Cash and Cash Equivalents	150,000
Debt Service Reserve [Member] | Valley View Wind Farm [Member]
Restricted Cash and Cash Equivalents	450,000
Woodstock Hills Wind Farm [Member]
Maintenance and Repair Reserve Required Under Debt Covenants	250,000
Quarterly Contribution to Maintenance and Repair Reserve	31,250
Valley View Wind Farm [Member]
Long-term Debt, Gross	10,300,000
Letters of Credit Outstanding, Amount	750,000
Restricted Cash and Cash Equivalents	$ 600,000